Property and equipment, net (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Office furniture and equipment USD ($)	Dec. 31, 2013 Office furniture and equipment CNY	Dec. 31, 2012 Office furniture and equipment CNY	Dec. 31, 2013 Office computer equipment USD ($)	Dec. 31, 2013 Office computer equipment CNY	Dec. 31, 2012 Office computer equipment CNY	Dec. 31, 2013 Servers and network equipment USD ($)	Dec. 31, 2013 Servers and network equipment CNY	Dec. 31, 2012 Servers and network equipment CNY	Dec. 31, 2013 Software USD ($)	Dec. 31, 2013 Software CNY	Dec. 31, 2012 Software CNY	Dec. 31, 2013 Leasehold improvements USD ($)	Dec. 31, 2013 Leasehold improvements CNY	Dec. 31, 2012 Leasehold improvements CNY
Property and equipment, net
Property and equipment, gross	$ 15,698	95,035	59,354		$ 1,618	9,792	5,939	$ 3,722	22,538	12,534	$ 6,520	39,473	24,993	$ 1,588	9,612	6,667	$ 2,250	13,620	9,221
Accumulated depreciation	(8,151)	(49,345)	(27,056)
Property and equipment, net	7,547	45,690	32,298
Depreciation
Depreciation expenses	$ 3,756	22,735	16,876	6,691